Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
11.	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payroll and welfare payables	47,583	62,548	8,569
Other taxes payables	7,702	38,770	5,311
Payables for service fees	15,829	22,760	3,118
Product warranty liabilities (a)	2,833	9,953	1,364
Government subsidy	5,000	5,000	685
Consideration payable to an equity method investment (Note 10)	1,750	3,500	479
Payables for acquisition of property and equipment	710	1,329	182
Accrued interests	569	719	99
Provision for litigation settlement (b)	5,976	—	—
Others	6,197	5,617	770

	94,149	150,196	20,577

(a)	A reconciliation of the changes in the Group’s product warranty liability is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	4,758	3,780	3,886	533
Accruals during the year	880	2,410	12,232	1,676
Claims during the year	(661)	(594)	(124)	(17)
Reversal during the year	(1,197)	(1,710)	(1,502)	(206)

Balance at the ending of the year	3,780	3,886	14,492	1,986
Less: Non-current portion of warranty	(474)	(1,053)	(4,539)	(622)

Current portion of warranty	3,306	2,833	9,953	1,364

(b)
A former employee of the Company’s former U.S. subsidiary, EHang, Inc., filed a civil lawsuit against the Company, EHang GZ and certain individual defendants, including Mr. Huazhi Hu, chairman and chief executive officer of the Company, in the United States District Court for the Northern District of California. The plaintiff alleged that he was entitled to receive restricted share units from the Company.

On April 25, 2023, the parties entered into a settlement agreement involving a total payment to the former employee of US$3,375 in four equal quarterly installments within one year. Corresponding amount of the settlement was recognized in other non-operating
expenses for the year ended December 31, 2022. As of December 31, 2023, the Group has
outstanding settlement payment of US$844, which was paid to the former employee in the first quarter of 2024.